TAXES ON INCOME (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Uncertain tax positions, beginning of year	$ 4,686	$ 6,942
Decreases in tax positions for prior years	(3,880)	(4,362)
Increases in tax positions for prior years	49	620
Increase in tax position for current year	1,305	1,486
Uncertain tax positions, end of year	$ 2,160	$ 4,686